Note 23 - Income Tax (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets, Gross, Total	$ 63,460
Undistributed Earnings of Foreign Subsidiaries	131,062	$ 106,830
Unrecognized Tax Benefits, Ending Balance	5,467	4,048	$ 2,344
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	5,467	4,048
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense, Total	132	201
Recovery of Income Tax Interest and Penalties	22	69
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued, Total	604	494
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	$ 0
Domestic Tax Authority [Member] | Canada Revenue Agency [Member] | Minimum [Member]
Income Tax Return Examination Period (Year)	4 years
Domestic Tax Authority [Member] | Canada Revenue Agency [Member] | Maximum [Member]
Income Tax Return Examination Period (Year)	7 years
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Minimum [Member]
Income Tax Return Examination Period (Year)	3 years
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Maximum [Member]
Income Tax Return Examination Period (Year)	5 years
Foreign Tax Authority [Member] | Other Foreign Tax Authorities [Member]
Income Tax Return Examination Period (Year)	4 years
UNITED STATES
Undistributed Earnings of Foreign Subsidiaries	$ 0	$ 10,963